UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Lifetime Funds
(Classes G, G1 and L)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Securefoundation® Lifetime 2015 Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the >4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S&P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000 Value Index losing 3.83% and the Russell 1000 Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As Oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in Q3. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.
For the annual period ended December 31, 2015, the Great-West SecureFoundation® Lifetime 2015 Fund (Class G shares) returned -0.57%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the

Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.52% (composite benchmark return was -0.05%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Class G	-0.57%	6.14%	6.73%
Class G1	-0.64%	6.04%	6.63%
Class L	-0.76%	N/A	5.71%
(a) Class G and Class G1 inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	38.79%
Large Cap Equity	22.96
International Equity	17.41
Mid Cap Equity	9.84
Small Cap Equity	5.86
Fixed Interest Contract	5.14
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Class G
Actual	$1,000.00	$ 977.58	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$3.34
Class G1
Actual	$1,000.00	$ 976.71	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.84
Class L
Actual	$1,000.00	$ 976.75	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.65
*	Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Class G shares, 0.75% for the Class G1 shares and 0.92% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.32%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2020 Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the >4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S&P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000 Value Index losing 3.83% and the Russell 1000 Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As Oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in Q3. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.
For the annual period ended December 31, 2015, the Great-West SecureFoundation® Lifetime 2020 Fund (Class G shares) returned -0.56%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the

Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.51% (composite benchmark return was -0.05%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Since Inception(a)
Class G	-0.56%	6.00%
Class G1	-0.68%	5.90%
Class L	-0.86%	5.78%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	38.64%
Large Cap Equity	23.03
International Equity	17.44
Mid Cap Equity	9.88
Small Cap Equity	5.89
Fixed Interest Contract	5.12
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Class G
Actual	$1,000.00	$ 977.22	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$3.44
Class G1
Actual	$1,000.00	$ 976.71	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.51	$3.74
Class L
Actual	$1,000.00	$ 975.69	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.45
*	Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Class G shares, 0.73% for the Class G1 shares and 0.87% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.29%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2025 Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the >4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S&P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000 Value Index losing 3.83% and the Russell 1000 Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As Oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in Q3. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.
For the annual period ended December 31, 2015, the Great-West SecureFoundation® Lifetime 2025 Fund (Class G shares) returned -0.60%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the

Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.46% (composite benchmark return was -0.14%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Class G	-0.60%	6.29%	6.95%
Class G1	-0.67%	6.18%	6.87%
Class L	-0.89%	N/A	5.81%
(a) Class G and Class G1 inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	38.74%
Large Cap Equity	23.00
International Equity	17.41
Mid Cap Equity	9.85
Small Cap Equity	5.87
Fixed Interest Contract	5.13
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Class G
Actual	$1,000.00	$ 976.10	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$3.34
Class G1
Actual	$1,000.00	$ 975.93	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.84
Class L
Actual	$1,000.00	$ 974.61	$4.74
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.85
*	Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Class G shares, 0.76% for the Class G1 shares and 0.95% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.32%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2030 Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the >4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S&P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000 Value Index losing 3.83% and the Russell 1000 Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As Oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in Q3. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.
For the annual period ended December 31, 2015, the Great-West SecureFoundation® Lifetime 2030 Fund (Class G shares) returned -1.05%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the

Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.59% (composite benchmark return was -0.46%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Since Inception(a)
Class G	-1.05%	6.53%
Class G1	-1.11%	6.46%
Class L	-1.19%	6.40%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	29.60%
Large Cap Equity	26.78
International Equity	21.79
Mid Cap Equity	11.49
Small Cap Equity	7.44
Fixed Interest Contract	2.90
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Class G
Actual	$1,000.00	$ 967.76	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	$3.54
Class G1
Actual	$1,000.00	$ 967.88	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.84
Class L
Actual	$1,000.00	$ 967.74	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.45
*	Expenses are equal to the Fund's annualized expense ratio of 0.70% for the Class G shares, 0.75% for the Class G1 shares and 0.87% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.31%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2035 Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the >4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S&P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000 Value Index losing 3.83% and the Russell 1000 Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As Oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in Q3. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.
For the annual period ended December 31, 2015, the Great-West SecureFoundation® Lifetime 2035 Fund (Class G shares) returned -1.43%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the

Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.63% (composite benchmark return was -0.80%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Class G	-1.43%	7.12%	7.86%
Class G1	-1.49%	7.05%	7.79%
Class L	-1.45%	N/A	6.72%
(a) Class G and Class G1 inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.22%
International Equity	26.33
Bond	20.12
Mid Cap Equity	12.95
Small Cap Equity	9.07
Fixed Interest Contract	1.31
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Class G
Actual	$1,000.00	$ 960.77	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	$3.54
Class G1
Actual	$1,000.00	$ 960.74	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.21	$4.04
Class L
Actual	$1,000.00	$ 960.52	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.84
*	Expenses are equal to the Fund's annualized expense ratio of 0.70% for the Class G shares, 0.80% for the Class G1 shares and 0.76% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.36%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2040 Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the >4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S&P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000 Value Index losing 3.83% and the Russell 1000 Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As Oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in Q3. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.
For the annual period ended December 31, 2015, the Great-West SecureFoundation® Lifetime 2040 Fund (Class G shares) returned -1.74%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the

Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.66% (composite benchmark return was -1.08%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Since Inception(a)
Class G	-1.74%	6.94%
Class G1	-1.83%	6.86%
Class L	-1.71%	6.95%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	32.25%
International Equity	30.11
Mid Cap Equity	13.82
Bond	12.99
Small Cap Equity	10.38
Fixed Interest Contract	0.45
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Class G
Actual	$1,000.00	$ 955.65	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.51	$3.74
Class G1
Actual	$1,000.00	$ 955.40	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.94
Class L
Actual	$1,000.00	$ 955.64	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$3.44
*	Expenses are equal to the Fund's annualized expense ratio of 0.73% for the Class G shares, 0.77% for the Class G1 shares and 0.67% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.33%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2045 Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the >4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S&P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000 Value Index losing 3.83% and the Russell 1000 Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As Oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in Q3. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.
For the annual period ended December 31, 2015, the Great-West SecureFoundation® Lifetime 2045 Fund (Class G shares) returned -1.93%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the

Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.65% (composite benchmark return was -1.28%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Class G	-1.93%	7.14%	7.90%
Class G1	-2.01%	7.01%	7.80%
Class L	-1.97%	N/A	6.80%
(a) Class G and Class G1 inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	32.55%
International Equity	32.54
Mid Cap Equity	13.94
Small Cap Equity	11.26
Bond	9.66
Fixed Interest Contract	0.05
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Class G
Actual	$1,000.00	$ 951.93	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64
Class G1
Actual	$1,000.00	$ 951.62	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.14
Class L
Actual	$1,000.00	$ 952.12	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	$3.54
*	Expenses are equal to the Fund's annualized expense ratio of 0.71% for the Class G shares, 0.81% for the Class G1 shares and 0.70% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2050 Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the >4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S&P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000 Value Index losing 3.83% and the Russell 1000 Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As Oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in Q3. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.
For the annual period ended December 31, 2015, the Great-West SecureFoundation® Lifetime 2050 Fund (Class G shares) returned -2.11%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the

Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.66% (composite benchmark return was -1.46%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Since Inception(a)
Class G	-2.11%	6.66%
Class G1	-2.20%	6.56%
Class L	-2.16%	6.65%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
International Equity	34.12%
Large Cap Equity	31.86
Mid Cap Equity	13.64
Small Cap Equity	11.78
Bond	8.60
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Class G
Actual	$1,000.00	$ 950.20	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64
Class G1
Actual	$1,000.00	$ 949.10	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.21	$4.04
Class L
Actual	$1,000.00	$ 949.30	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	$3.54
*	Expenses are equal to the Fund's annualized expense ratio of 0.72% for the Class G shares, 0.80% for the Class G1 shares and 0.70% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.36%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2055 Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the >4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S&P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000 Value Index losing 3.83% and the Russell 1000 Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As Oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in Q3. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.
For the annual period ended December 31, 2015, the Great-West SecureFoundation® Lifetime 2055 Fund (Class G shares) returned -2.28%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the

Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.65% (composite benchmark return was -1.63%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Class G	-2.28%	6.77%	7.55%
Class G1	-2.37%	6.64%	7.44%
Class L	-2.31%	N/A	6.47%
(a) Class G and Class G1 inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
International Equity	35.39%
Large Cap Equity	30.96
Mid Cap Equity	13.27
Small Cap Equity	12.25
Bond	8.13
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Class G
Actual	$1,000.00	$ 947.87	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64
Class G1
Actual	$1,000.00	$ 947.43	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.14
Class L
Actual	$1,000.00	$ 948.09	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	$3.54
*	Expenses are equal to the Fund's annualized expense ratio of 0.72% for the Class G shares, 0.81% for the Class G1 shares and 0.70% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
3,029,623	Great-West Bond Index Fund Institutional Class(a)	$29,417,643

TOTAL BOND MUTUAL FUNDS — 38.81% (Cost $29,967,680)		$29,417,643
EQUITY MUTUAL FUNDS
1,188,247	Great-West International Index Fund Institutional Class(a)	10,456,580
1,862,257	Great-West S&P 500® Index Fund Institutional Class(a)	17,412,104
872,610	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,460,815
524,949	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,446,318
312,711	Northern Emerging Markets Equity Index Fund	2,745,600

TOTAL EQUITY MUTUAL FUNDS — 56.10% (Cost $43,586,966)		$42,521,417
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,893,001 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,893,001

TOTAL FIXED INTEREST CONTRACT — 5.13% (Cost $3,893,001)		$ 3,893,001
TOTAL INVESTMENTS — 100.04% (Cost $77,447,647)		$75,832,061
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (32,509)
TOTAL NET ASSETS — 100.00%		$75,799,552
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
2,648,397	Great-West Bond Index Fund Institutional Class(a)	$25,715,937

TOTAL BOND MUTUAL FUNDS — 38.65% (Cost $26,447,720)		$25,715,937
EQUITY MUTUAL FUNDS
1,043,905	Great-West International Index Fund Institutional Class(a)	9,186,364
1,639,702	Great-West S&P 500® Index Fund Institutional Class(a)	15,331,209
768,977	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,574,754
462,915	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,920,888
275,838	Northern Emerging Markets Equity Index Fund	2,421,861

TOTAL EQUITY MUTUAL FUNDS — 56.27% (Cost $41,459,182)		$37,435,076
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,407,016 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,407,016

TOTAL FIXED INTEREST CONTRACT — 5.12% (Cost $3,407,016)		$ 3,407,016
TOTAL INVESTMENTS — 100.04% (Cost $71,313,918)		$66,558,029
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (24,731)
TOTAL NET ASSETS — 100.00%		$66,533,298
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
2,820,167	Great-West Bond Index Fund Institutional Class(a)	$27,383,825

TOTAL BOND MUTUAL FUNDS — 38.75% (Cost $27,854,957)		$27,383,825
EQUITY MUTUAL FUNDS
1,106,712	Great-West International Index Fund Institutional Class(a)	9,739,062
1,738,811	Great-West S&P 500® Index Fund Institutional Class(a)	16,257,878
814,736	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,965,995
490,252	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,152,436
292,081	Northern Emerging Markets Equity Index Fund	2,564,474

TOTAL EQUITY MUTUAL FUNDS — 56.16% (Cost $40,586,764)		$39,679,845
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,624,868 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,624,868

TOTAL FIXED INTEREST CONTRACT — 5.13% (Cost $3,624,868)		$ 3,624,868
TOTAL INVESTMENTS — 100.04% (Cost $72,066,589)		$70,688,538
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (29,196)
TOTAL NET ASSETS — 100.00%		$70,659,342
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
2,662,551	Great-West Bond Index Fund Institutional Class(a)	$25,853,369

TOTAL BOND MUTUAL FUNDS — 29.62% (Cost $26,557,991)		$25,853,369
EQUITY MUTUAL FUNDS
1,682,607	Great-West International Index Fund Institutional Class(a)	14,806,939
2,501,659	Great-West S&P 500® Index Fund Institutional Class(a)	23,390,510
1,173,443	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,032,936
766,634	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,493,391
480,535	Northern Emerging Markets Equity Index Fund	4,219,104

TOTAL EQUITY MUTUAL FUNDS — 67.52% (Cost $65,554,663)		$58,942,880
Account Balance		Fair Value
FIXED INTEREST CONTRACT
2,530,869 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 2,530,869

TOTAL FIXED INTEREST CONTRACT — 2.90% (Cost $2,530,869)		$ 2,530,869
TOTAL INVESTMENTS — 100.04% (Cost $94,643,523)		$87,327,118
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (31,743)
TOTAL NET ASSETS — 100.00%		$87,295,375
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
1,337,114	Great-West Bond Index Fund Institutional Class(a)	$12,983,377

TOTAL BOND MUTUAL FUNDS — 20.12% (Cost $13,176,162)		$12,983,377
EQUITY MUTUAL FUNDS
1,478,492	Great-West International Index Fund Institutional Class(a)	13,010,728
2,086,081	Great-West S&P 500® Index Fund Institutional Class(a)	19,504,861
977,946	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,361,441
690,950	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,852,344
453,587	Northern Emerging Markets Equity Index Fund	3,982,491

TOTAL EQUITY MUTUAL FUNDS — 78.61% (Cost $53,042,126)		$50,711,865
Account Balance		Fair Value
FIXED INTEREST CONTRACT
843,681 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$843,681

TOTAL FIXED INTEREST CONTRACT — 1.31% (Cost $843,681)		$ 843,681
TOTAL INVESTMENTS — 100.04% (Cost $67,061,969)		$64,538,923
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (25,019)
TOTAL NET ASSETS — 100.00%		$64,513,904
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
850,226	Great-West Bond Index Fund Institutional Class(a)	$ 8,255,695

TOTAL BOND MUTUAL FUNDS — 12.99% (Cost $8,488,168)		$ 8,255,695
EQUITY MUTUAL FUNDS
1,637,573	Great-West International Index Fund Institutional Class(a)	14,410,643
2,192,229	Great-West S&P 500® Index Fund Institutional Class(a)	20,497,345
1,027,222	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,782,746
779,183	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,599,683
538,610	Northern Emerging Markets Equity Index Fund	4,728,991

TOTAL EQUITY MUTUAL FUNDS — 86.59% (Cost $61,596,054)		$55,019,408
Account Balance		Fair Value
FIXED INTEREST CONTRACT
285,347 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$285,347

TOTAL FIXED INTEREST CONTRACT — 0.45% (Cost $285,347)		$ 285,347
TOTAL INVESTMENTS — 100.03% (Cost $70,369,569)		$63,560,450
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (22,111)
TOTAL NET ASSETS — 100.00%		$63,538,339
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
264,579	Great-West Bond Index Fund Institutional Class(a)	$ 2,569,057

TOTAL BOND MUTUAL FUNDS — 9.66% (Cost $2,609,779)		$ 2,569,057
EQUITY MUTUAL FUNDS
727,979	Great-West International Index Fund Institutional Class(a)	6,406,215
926,318	Great-West S&P 500® Index Fund Institutional Class(a)	8,661,072
433,704	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,708,167
353,607	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,995,056
256,493	Northern Emerging Markets Equity Index Fund	2,252,011

TOTAL EQUITY MUTUAL FUNDS — 90.33% (Cost $24,702,661)		$24,022,521
Account Balance		Fair Value
FIXED INTEREST CONTRACT
13,350 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 13,350

TOTAL FIXED INTEREST CONTRACT — 0.05% (Cost $13,350)		$ 13,350
TOTAL INVESTMENTS — 100.04% (Cost $27,325,790)		$26,604,928
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (9,956)
TOTAL NET ASSETS — 100.00%		$26,594,972
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
124,432	Great-West Bond Index Fund Institutional Class(a)	$ 1,208,235

TOTAL BOND MUTUAL FUNDS — 8.60% (Cost $1,235,986)		$ 1,208,235
EQUITY MUTUAL FUNDS
395,792	Great-West International Index Fund Institutional Class(a)	3,482,969
478,553	Great-West S&P 500® Index Fund Institutional Class(a)	4,474,473
224,148	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,916,470
195,419	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,655,195
Shares		Fair Value
Equity Mutual Funds — (continued)
149,165	Northern Emerging Markets Equity Index Fund	$ 1,309,664

TOTAL EQUITY MUTUAL FUNDS — 91.43% (Cost $14,251,949)		$12,838,771
TOTAL INVESTMENTS — 100.03% (Cost $15,487,935)		$14,047,006
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (4,695)
TOTAL NET ASSETS — 100.00%		$14,042,311
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
39,366	Great-West Bond Index Fund Institutional Class(a)	$ 382,245

TOTAL BOND MUTUAL FUNDS — 8.13% (Cost $389,353)		$ 382,245
EQUITY MUTUAL FUNDS
135,117	Great-West International Index Fund Institutional Class(a)	1,189,031
155,755	Great-West S&P 500® Index Fund Institutional Class(a)	1,456,304
72,988	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	624,047
68,009	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	576,033
Shares		Fair Value
Equity Mutual Funds — (continued)
54,196	Northern Emerging Markets Equity Index Fund	$ 475,844

TOTAL EQUITY MUTUAL FUNDS — 91.91% (Cost $4,628,990)		$4,321,259
TOTAL INVESTMENTS — 100.04% (Cost $5,018,343)		$4,703,504
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,697)
TOTAL NET ASSETS — 100.00%		$4,701,807
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$73,086,461	$64,136,168	$68,124,064
Investments at fair value, unaffiliated(b)	2,745,600	2,421,861	2,564,474
Subscriptions receivable	22,147	8,983	46,225
Receivable for investments sold	2,768	15,160	43,186
Total Assets	75,856,976	66,582,172	70,777,949
LIABILITIES:
Payable to investment adviser	4,573	4,015	4,198
Payable for administrative services fees	22,560	19,871	21,066
Redemptions payable	22,015	20,964	80,518
Payable for investments purchased	2,900	3,179	8,893
Payable for distribution fees	5,376	845	3,932
Total Liabilities	57,424	48,874	118,607
NET ASSETS	$75,799,552	$66,533,298	$70,659,342
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$718,643	$585,042	$647,521
Paid-in capital in excess of par	75,382,611	69,402,057	70,188,142
Net unrealized depreciation	(1,615,586)	(4,755,889)	(1,378,051)
Accumulated net realized gain	1,313,884	1,302,088	1,201,730
NET ASSETS	$75,799,552	$66,533,298	$70,659,342
NET ASSETS BY CLASS
Class G	$25,853,911	$57,681,772	$26,125,751
Class G1	$40,832,521	$8,101,906	$43,457,674
Class L	$9,113,120	$749,620	$1,075,917
CAPITAL STOCK:
Authorized
Class G	30,000,000	10,000,000	30,000,000
Class G1	30,000,000	5,000,000	30,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class G	2,435,020	5,073,464	2,401,929
Class G1	3,799,671	711,391	3,963,113
Class L	951,737	65,560	110,163
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$10.62	$11.37	$10.88
Class G1	$10.75	$11.39	$10.97
Class L	$9.58	$11.43	$9.77
(a) Cost of investments, affiliated	$74,260,892	$68,468,097	$69,066,225
(b) Cost of investments, unaffiliated	$3,186,755	$2,845,821	$3,000,364
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$83,108,014	$60,556,432	$58,831,459
Investments at fair value, unaffiliated(b)	4,219,104	3,982,491	4,728,991
Subscriptions receivable	12,589	61,451	7,516
Receivable for investments sold	-	80,367	151,064
Total Assets	87,339,707	64,680,741	63,719,030
LIABILITIES:
Payable to investment adviser	4,949	3,172	2,617
Payable for administrative services fees	25,980	19,220	18,963
Redemptions payable	3,091	138,515	157,025
Payable for investments purchased	9,498	3,303	1,555
Payable for distribution fees	814	2,627	531
Total Liabilities	44,332	166,837	180,691
NET ASSETS	$87,295,375	$64,513,904	$63,538,339
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$742,688	$554,537	$538,849
Paid-in capital in excess of par	91,976,145	64,753,536	68,080,404
Net unrealized depreciation	(7,316,405)	(2,523,046)	(6,809,119)
Accumulated net realized gain	1,892,947	1,728,877	1,728,205
NET ASSETS	$87,295,375	$64,513,904	$63,538,339
NET ASSETS BY CLASS
Class G	$77,846,937	$33,645,525	$57,399,037
Class G1	$9,308,352	$30,846,291	$6,121,906
Class L	$140,086	$22,088	$17,396
CAPITAL STOCK:
Authorized
Class G	10,000,000	30,000,000	10,000,000
Class G1	5,000,000	30,000,000	5,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class G	6,624,683	2,901,813	4,867,757
Class G1	790,385	2,641,433	519,271
Class L	11,815	2,127	1,463
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$11.75	$11.59	$11.79
Class G1	$11.78	$11.68	$11.79
Class L	$11.86	$10.38	$11.89
(a) Cost of investments, affiliated	$89,567,203	$62,218,592	$64,549,216
(b) Cost of investments, unaffiliated	$5,076,320	$4,843,377	$5,820,353
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$24,352,917	$12,737,342	$4,227,660
Investments at fair value, unaffiliated(b)	2,252,011	1,309,664	475,844
Subscriptions receivable	26,689	5,016	7,522
Receivable for investments sold	22,982	50,793	13,441
Total Assets	26,654,599	14,102,815	4,724,467
LIABILITIES:
Payable to investment adviser	857	355	86
Payable for administrative services fees	7,848	4,178	1,392
Redemptions payable	44,924	54,334	20,425
Payable for investments purchased	4,747	1,475	538
Payable for distribution fees	1,251	162	219
Total Liabilities	59,627	60,504	22,660
NET ASSETS	$26,594,972	$14,042,311	$4,701,807
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$231,876	$119,222	$41,117
Paid-in capital in excess of par	26,361,060	14,981,696	4,840,691
Net unrealized depreciation	(720,862)	(1,440,929)	(314,839)
Accumulated net realized gain	722,898	382,322	134,838
NET ASSETS	$26,594,972	$14,042,311	$4,701,807
NET ASSETS BY CLASS
Class G	$11,694,938	$12,129,928	$2,118,304
Class G1	$14,882,750	$1,895,225	$2,566,493
Class L	$17,284	$17,158	$17,010
CAPITAL STOCK:
Authorized
Class G	30,000,000	5,000,000	30,000,000
Class G1	30,000,000	5,000,000	30,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class G	1,019,641	1,029,635	185,171
Class G1	1,297,400	161,139	224,304
Class L	1,716	1,450	1,690
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$11.47	$11.78	$11.44
Class G1	$11.47	$11.76	$11.44
Class L	$10.07	$11.83	$10.07
(a) Cost of investments, affiliated	$24,575,448	$13,868,796	$4,437,371
(b) Cost of investments, unaffiliated	$2,750,342	$1,619,139	$580,972
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$58,889	$42,775	$51,394
Dividends, affiliated	1,483,265	1,252,269	1,379,949
Dividends, unaffiliated	67,390	58,815	62,576
Total Income	1,609,544	1,353,859	1,493,919
EXPENSES:
Management fees	92,551	67,180	86,567
Administrative services fees – Class G	62,550	137,950	60,979
Administrative services fees – Class G1	100,287	19,958	105,856
Administrative services fees – Class L	16,587	1,735	2,253
Distribution fees – Class G1	43,576	8,531	45,413
Distribution fees – Class L	16,495	1,824	1,988
Total Expenses	332,046	237,178	303,056
Less amount waived by distributor - Class L	-	40	40
Less amount waived for management fees	13,777	12,338	12,802
Net Expenses	318,269	224,800	290,214
NET INVESTMENT INCOME	1,291,275	1,129,059	1,203,705
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	2,634,301	744,667	2,823,334
Net realized loss on investments, unaffiliated	(34,009)	(19,529)	(27,935)
Realized gain distributions received, affiliated	1,934,972	1,710,695	1,829,952
Net Realized Gain	4,535,264	2,435,833	4,625,351
Net change in unrealized depreciation on investments	(6,274,459)	(5,347,801)	(6,302,838)
Net Realized and Unrealized Loss	(1,739,195)	(2,911,968)	(1,677,487)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(447,920)	$(1,782,909)	$(473,782)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$27,834	$10,921	$2,807
Dividends, affiliated	1,600,715	1,215,191	1,145,235
Dividends, unaffiliated	102,596	97,564	116,219
Total Income	1,731,145	1,323,676	1,264,261
EXPENSES:
Management fees	85,107	78,683	60,979
Administrative services fees – Class G	183,729	79,414	135,617
Administrative services fees – Class G1	19,778	75,037	14,234
Administrative services fees – Class L	344	53	42
Distribution fees – Class G1	8,238	31,977	6,046
Distribution fees – Class L	365	55	44
Total Expenses	297,561	265,219	216,962
Less amount waived by distributor - Class L	40	42	44
Less amount waived for management fees	13,310	9,806	10,294
Net Expenses	284,211	255,371	206,624
NET INVESTMENT INCOME	1,446,934	1,068,305	1,057,637
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	747,102	2,184,127	486,549
Net realized loss on investments, unaffiliated	(28,525)	(35,901)	(32,565)
Realized gain distributions received, affiliated	2,625,180	2,223,156	2,364,062
Net Realized Gain	3,343,757	4,371,382	2,818,046
Net change in unrealized depreciation on investments	(7,730,139)	(6,455,464)	(6,959,189)
Net Realized and Unrealized Loss	(4,386,382)	(2,084,082)	(4,141,143)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,939,448)	$(1,015,777)	$(3,083,506)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$53	$-	$-
Dividends, affiliated	477,578	245,182	80,211
Dividends, unaffiliated	54,756	32,352	11,728
Total Income	532,387	277,534	91,939
EXPENSES:
Management fees	31,373	14,784	5,134
Administrative services fees – Class G	26,792	27,760	4,467
Administrative services fees – Class G1	35,114	4,471	5,988
Administrative services fees – Class L	42	42	41
Distribution fees – Class G1	14,987	1,887	2,470
Distribution fees – Class L	44	44	40
Total Expenses	108,352	48,988	18,140
Less amount waived by distributor - Class G1	-	18	-
Less amount waived by distributor - Class L	44	44	40
Less amount waived for management fees	4,727	2,787	1,013
Net Expenses	103,581	46,139	17,087
NET INVESTMENT INCOME	428,806	231,395	74,852
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	854,594	90,447	128,999
Net realized loss on investments, unaffiliated	(20,124)	(21,942)	(8,423)
Realized gain distributions received, affiliated	1,012,258	536,477	177,834
Net Realized Gain	1,846,728	604,982	298,410
Net change in unrealized depreciation on investments	(2,820,961)	(1,339,030)	(507,785)
Net Realized and Unrealized Loss	(974,233)	(734,048)	(209,375)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(545,427)	$(502,653)	$(134,523)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West SecureFoundation® Lifetime 2015 Fund	2015	2014
OPERATIONS:
Net investment income	$1,291,275	$1,111,412
Net realized gain	4,535,264	4,377,081
Net change in unrealized depreciation	(6,274,459)	(1,947,129)
Net Increase (Decrease) in Net Assets Resulting from Operations	(447,920)	3,541,364
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(469,060)	(355,730)
Class G1	(670,496)	(681,981)
Class L	(151,779)	(73,917)
From net investment income	(1,291,335)	(1,111,628)
From net realized gains
Class G	(1,308,783)	(1,155,119)
Class G1	(2,053,374)	(2,247,248)
Class L	(467,480)	(270,031)
From net realized gains	(3,829,637)	(3,672,398)
Total Distributions	(5,120,972)	(4,784,026)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	3,505,221	21,542,059
Class G1	5,823,886	8,275,182
Class L	4,517,727	2,597,020
Shares issued in reinvestment of distributions
Class G	1,777,843	1,510,849
Class G1	2,723,870	2,929,229
Class L	619,259	343,948
Shares redeemed
Class G	(4,556,017)	(2,581,380)
Class G1	(10,117,794)	(15,423,437)
Class L	(405,638)	(1,182,689)
Net Increase in Net Assets Resulting from Capital Share Transactions	3,888,357	18,010,781
Total Increase (Decrease) in Net Assets	(1,680,535)	16,768,119
NET ASSETS:
Beginning of year	77,480,087	60,711,968
End of year(a)	$75,799,552	$77,480,087
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West SecureFoundation® Lifetime 2015 Fund	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	304,630	1,812,177
Class G1	502,558	693,403
Class L	436,633	240,666
Shares issued in reinvestment of distributions
Class G	164,001	130,772
Class G1	248,366	249,324
Class L	63,543	32,537
Shares redeemed
Class G	(395,798)	(219,079)
Class G1	(869,883)	(1,286,855)
Class L	(39,081)	(109,584)
Net Increase	414,969	1,543,361
(a) Including undistributed net investment income:	$0	$2,054
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West SecureFoundation® Lifetime 2020 Fund	2015	2014
OPERATIONS:
Net investment income	$1,129,059	$363,260
Net realized gain	2,435,833	797,793
Net change in unrealized depreciation	(5,347,801)	(208,651)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,782,909)	952,402
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(995,232)	(231,799)
Class G1	(123,914)	(123,541)
Class L	(9,721)	(7,932)
From net investment income	(1,128,867)	(363,272)
From net realized gains
Class G	(1,251,880)	(348,778)
Class G1	(179,148)	(212,468)
Class L	(16,273)	(16,061)
From net realized gains	(1,447,301)	(577,307)
Total Distributions	(2,576,168)	(940,579)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	45,335,559	13,883,277
Class G1	2,428,252	2,692,063
Class L	120,005	367,331
Shares issued in reinvestment of distributions
Class G	2,247,112	580,577
Class G1	303,062	336,009
Class L	25,994	23,993
Shares redeemed
Class G	(4,084,921)	(1,649,862)
Class G1	(2,820,894)	(2,569,639)
Class L	(38,265)	(21,955)
Net Increase in Net Assets Resulting from Capital Share Transactions	43,515,904	13,641,794
Total Increase in Net Assets	39,156,827	13,653,617
NET ASSETS:
Beginning of year	27,376,471	13,722,854
End of year(a)	$66,533,298	$27,376,471
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West SecureFoundation® Lifetime 2020 Fund	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	3,695,520	1,150,139
Class G1	202,883	224,915
Class L	9,947	30,484
Shares issued in reinvestment of distributions
Class G	194,716	48,460
Class G1	26,231	27,941
Class L	2,245	1,991
Shares redeemed
Class G	(341,443)	(136,062)
Class G1	(237,783)	(215,677)
Class L	(3,179)	(1,819)
Net Increase	3,549,137	1,130,372
(a) Including undistributed net investment income:	$0	$100
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West SecureFoundation® Lifetime 2025 Fund	2015	2014
OPERATIONS:
Net investment income	$1,203,705	$977,881
Net realized gain	4,625,351	2,835,938
Net change in unrealized depreciation	(6,302,838)	(809,862)
Net Increase (Decrease) in Net Assets Resulting from Operations	(473,782)	3,003,957
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(467,256)	(314,840)
Class G1	(717,938)	(658,491)
Class L	(18,490)	(4,664)
From net investment income	(1,203,684)	(977,995)
From net realized gains
Class G	(1,555,893)	(619,571)
Class G1	(2,600,626)	(1,611,945)
Class L	(71,413)	(14,871)
From net realized gains	(4,227,932)	(2,246,387)
Total Distributions	(5,431,616)	(3,224,382)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	3,692,685	21,867,051
Class G1	8,203,899	7,110,891
Class L	791,127	35,347
Shares issued in reinvestment of distributions
Class G	2,023,149	934,411
Class G1	3,318,564	2,270,436
Class L	89,903	19,535
Shares redeemed
Class G	(2,643,253)	(1,361,187)
Class G1	(9,902,532)	(8,130,589)
Class L	(31,850)	(261,949)
Net Increase in Net Assets Resulting from Capital Share Transactions	5,541,692	22,483,946
Total Increase (Decrease) in Net Assets	(363,706)	22,263,521
NET ASSETS:
Beginning of year	71,023,048	48,759,527
End of year	$70,659,342	$71,023,048
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	309,966	1,806,586
Class G1	686,883	587,602
Class L	72,711	3,189
Shares issued in reinvestment of distributions
Class G	182,019	78,192
Class G1	296,134	187,489
Class L	9,008	1,786
Shares redeemed
Class G	(219,871)	(111,744)
Class G1	(828,001)	(670,589)
Class L	(2,990)	(24,000)
Net Increase	505,859	1,858,511
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West SecureFoundation® Lifetime 2030 Fund	2015	2014
OPERATIONS:
Net investment income	$1,446,934	$387,245
Net realized gain	3,343,757	771,620
Net change in unrealized depreciation	(7,730,139)	(461,063)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,939,448)	697,802
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(1,307,686)	(284,807)
Class G1	(137,288)	(100,726)
Class L	(1,809)	(1,674)
From net investment income	(1,446,783)	(387,207)
From net realized gains
Class G	(1,722,747)	(251,432)
Class G1	(199,816)	(151,256)
Class L	(3,128)	(2,463)
From net realized gains	(1,925,691)	(405,151)
Total Distributions	(3,372,474)	(792,358)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	58,887,041	22,850,898
Class G1	3,843,276	2,016,941
Class L	1	45,195
Shares issued in reinvestment of distributions
Class G	3,030,433	536,239
Class G1	337,104	251,982
Class L	4,937	4,137
Shares redeemed
Class G	(3,193,135)	(267,528)
Class G1	(2,047,301)	(764,117)
Class L	(5,000)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	60,857,356	24,673,747
Total Increase in Net Assets	54,545,434	24,579,191
NET ASSETS:
Beginning of year	32,749,941	8,170,750
End of year(a)	$87,295,375	$32,749,941
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West SecureFoundation® Lifetime 2030 Fund	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	4,603,337	1,829,995
Class G1	309,243	162,913
Class L	-	3,668
Shares issued in reinvestment of distributions
Class G	253,580	43,118
Class G1	28,198	20,109
Class L	410	329
Shares redeemed
Class G	(254,152)	(21,453)
Class G1	(163,963)	(61,565)
Class L	(420)	-
Net Increase	4,776,233	1,977,114
(a) Including undistributed net investment income:	$0	$57
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West SecureFoundation® Lifetime 2035 Fund	2015	2014
OPERATIONS:
Net investment income	$1,068,305	$810,561
Net realized gain	4,371,382	2,008,905
Net change in unrealized depreciation	(6,455,464)	(1,002,845)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,015,777)	1,816,621
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(579,909)	(386,881)
Class G1	(487,963)	(423,298)
Class L	(415)	(350)
From net investment income	(1,068,287)	(810,529)
From net realized gains
Class G	(1,804,934)	(463,773)
Class G1	(1,657,920)	(740,507)
Class L	(1,324)	(584)
From net realized gains	(3,464,178)	(1,204,864)
Total Distributions	(4,532,465)	(2,015,393)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	3,666,297	31,021,199
Class G1	6,078,212	5,801,579
Class L	-	4,930
Shares issued in reinvestment of distributions
Class G	2,384,843	850,654
Class G1	2,145,883	1,163,805
Class L	1,739	934
Shares redeemed
Class G	(1,545,425)	(1,607,066)
Class G1	(6,269,026)	(3,849,129)
Net Increase in Net Assets Resulting from Capital Share Transactions	6,462,523	33,386,906
Total Increase in Net Assets	914,281	33,188,134
NET ASSETS:
Beginning of year	63,599,623	30,411,489
End of year(a)	$64,513,904	$63,599,623
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	289,148	2,406,996
Class G1	473,857	455,603
Class L	-	417
Shares issued in reinvestment of distributions
Class G	201,137	66,792
Class G1	179,770	90,117
Class L	163	80
Shares redeemed
Class G	(121,466)	(127,765)
Class G1	(493,250)	(302,516)
Net Increase	529,359	2,589,724
(a) Including undistributed net investment income:	$0	$1,764
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West SecureFoundation® Lifetime 2040 Fund	2015	2014
OPERATIONS:
Net investment income	$1,057,637	$239,892
Net realized gain	2,818,046	571,534
Net change in unrealized depreciation	(6,959,189)	(505,326)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,083,506)	306,100
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(966,030)	(165,767)
Class G1	(93,248)	(73,900)
Class L	(280)	(225)
From net investment income	(1,059,558)	(239,892)
From net realized gains
Class G	(1,274,662)	(178,496)
Class G1	(137,809)	(124,304)
Class L	(386)	(394)
From net realized gains	(1,412,857)	(303,194)
Total Distributions	(2,472,415)	(543,086)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	48,720,528	13,813,521
Class G1	2,121,295	1,617,336
Shares issued in reinvestment of distributions
Class G	2,240,692	344,263
Class G1	231,057	198,204
Class L	666	619
Shares redeemed
Class G	(2,298,000)	(240,689)
Class G1	(1,551,921)	(956,200)
Class L	-	(89,963)
Net Increase in Net Assets Resulting from Capital Share Transactions	49,464,317	14,687,091
Total Increase in Net Assets	43,908,396	14,450,105
NET ASSETS:
Beginning of year	19,629,943	5,179,838
End of year	$63,538,339	$19,629,943
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	3,744,734	1,083,374
Class G1	170,047	128,520
Shares issued in reinvestment of distributions
Class G	186,405	27,393
Class G1	19,269	15,642
Class L	55	48
Shares redeemed
Class G	(182,266)	(19,062)
Class G1	(123,512)	(75,468)
Class L	-	(7,266)
Net Increase	3,814,732	1,153,181
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West SecureFoundation® Lifetime 2045 Fund	2015	2014
OPERATIONS:
Net investment income	$428,806	$332,897
Net realized gain	1,846,728	854,577
Net change in unrealized depreciation	(2,820,961)	(428,473)
Net Increase (Decrease) in Net Assets Resulting from Operations	(545,427)	759,001
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(197,206)	(128,887)
Class G1	(231,250)	(203,601)
Class L	(342)	(409)
From net investment income	(428,798)	(332,897)
From net realized gains
Class G	(644,557)	(169,937)
Class G1	(827,176)	(417,522)
Class L	(1,098)	(557)
From net realized gains	(1,472,831)	(588,016)
Total Distributions	(1,901,629)	(920,913)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	2,449,484	9,566,905
Class G1	3,697,752	3,094,677
Class L	-	89,963
Shares issued in reinvestment of distributions
Class G	841,763	298,824
Class G1	1,058,426	621,123
Class L	1,440	966
Shares redeemed
Class G	(523,916)	(309,974)
Class G1	(3,560,980)	(2,105,376)
Class L	-	(94,772)
Net Increase in Net Assets Resulting from Capital Share Transactions	3,963,969	11,162,336
Total Increase in Net Assets	1,516,913	11,000,424
NET ASSETS:
Beginning of year	25,078,059	14,077,635
End of year	$26,594,972	$25,078,059
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	193,994	742,483
Class G1	293,431	242,435
Class L	-	8,105
Shares issued in reinvestment of distributions
Class G	71,731	23,479
Class G1	90,226	48,365
Class L	140	84
Shares redeemed
Class G	(41,245)	(24,245)
Class G1	(280,733)	(163,508)
Class L	-	(8,128)
Net Increase	327,544	869,070
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West SecureFoundation® Lifetime 2050 Fund	2015	2014
OPERATIONS:
Net investment income	$231,395	$104,871
Net realized gain	604,982	220,961
Net change in unrealized depreciation	(1,339,030)	(260,287)
Net Increase (Decrease) in Net Assets Resulting from Operations	(502,653)	65,545
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(201,880)	(82,277)
Class G1	(29,340)	(22,342)
Class L	(280)	(252)
From net investment income	(231,500)	(104,871)
From net realized gains
Class G	(295,127)	(80,616)
Class G1	(47,523)	(32,221)
Class L	(425)	(354)
From net realized gains	(343,075)	(113,191)
Total Distributions	(574,575)	(218,062)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	6,684,474	6,743,912
Class G1	895,623	897,145
Shares issued in reinvestment of distributions
Class G	497,007	162,893
Class G1	76,863	54,563
Class L	705	606
Shares redeemed
Class G	(841,426)	(151,794)
Class G1	(647,549)	(533,974)
Net Increase in Net Assets Resulting from Capital Share Transactions	6,665,697	7,173,351
Total Increase in Net Assets	5,588,469	7,020,834
NET ASSETS:
Beginning of year	8,453,842	1,433,008
End of year	$14,042,311	$8,453,842
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	517,576	524,352
Class G1	70,774	71,008
Shares issued in reinvestment of distributions
Class G	41,390	12,879
Class G1	6,420	4,285
Class L	59	47
Shares redeemed
Class G	(67,100)	(12,044)
Class G1	(50,861)	(42,009)
Net Increase	518,258	558,518
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West SecureFoundation® Lifetime 2055 Fund	2015	2014
OPERATIONS:
Net investment income	$74,852	$50,087
Net realized gain	298,410	189,211
Net change in unrealized depreciation	(507,785)	(160,814)
Net Increase (Decrease) in Net Assets Resulting from Operations	(134,523)	78,484
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(35,002)	(20,319)
Class G1	(39,523)	(29,470)
Class L	(328)	(298)
From net investment income	(74,853)	(50,087)
From net realized gains
Class G	(92,813)	(57,747)
Class G1	(117,534)	(100,351)
Class L	(884)	(925)
From net realized gains	(211,231)	(159,023)
Total Distributions	(286,084)	(209,110)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,026,574	1,363,458
Class G1	926,519	826,267
Shares issued in reinvestment of distributions
Class G	127,815	78,066
Class G1	157,057	129,821
Class L	1,212	1,223
Shares redeemed
Class G	(379,212)	(398,639)
Class G1	(413,064)	(394,686)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,446,901	1,605,510
Total Increase in Net Assets	1,026,294	1,474,884
NET ASSETS:
Beginning of year	3,675,513	2,200,629
End of year	$4,701,807	$3,675,513
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	81,978	104,242
Class G1	73,536	63,708
Shares issued in reinvestment of distributions
Class G	10,951	6,182
Class G1	13,452	10,191
Class L	119	107
Shares redeemed
Class G	(30,562)	(31,856)
Class G1	(33,109)	(30,525)
Net Increase	116,365	122,049
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)(c)
Class G
12/31/2015	$11.45	0.20 (d)	(0.26)	(0.06)	-	(0.20)	(0.57)	(0.77)	$10.62	(0.57%)
12/31/2014	$11.59	0.28 (d)	0.38	0.66	-	(0.20)	(0.60)	(0.80)	$11.45	5.76%
12/31/2013	$10.67	0.21 (d)	1.32	1.53	-	(0.20)	(0.41)	(0.61)	$11.59	14.50%
12/31/2012	$ 9.90	0.22 (d)	0.88	1.10	-	(0.21)	(0.12)	(0.33)	$10.67	11.19%
12/31/2011	$10.61	0.73	(0.63)	0.06	-	(0.68)	(0.09)	(0.77)	$ 9.90	0.60%
Class G1
12/31/2015	$11.57	0.19 (d)	(0.26)	(0.07)	-	(0.18)	(0.57)	(0.75)	$10.75	(0.64%)
12/31/2014	$11.69	0.18 (d)	0.48	0.66	-	(0.18)	(0.60)	(0.78)	$11.57	5.66%
12/31/2013	$10.75	0.18 (d)	1.35	1.53	-	(0.18)	(0.41)	(0.59)	$11.69	14.37%
12/31/2012	$ 9.97	0.20 (d)	0.89	1.09	-	(0.19)	(0.12)	(0.31)	$10.75	11.03%
12/31/2011	$10.66	0.66	(0.60)	0.06	-	(0.66)	(0.09)	(0.75)	$ 9.97	0.58%
Class L
12/31/2015	$10.41	0.20 (d)	(0.27)	(0.07)	-	(0.19)	(0.57)	(0.76)	$ 9.58	(0.76%)
12/31/2014	$10.60	0.17 (d)	0.41	0.58	-	(0.17)	(0.60)	(0.77)	$10.41	5.48%
12/31/2013	$ 9.80	0.17 (d)	1.21	1.38	-	(0.17)	(0.41)	(0.58)	$10.60	14.21%
12/31/2012	$ 9.14	0.23 (d)	0.76	0.99	-	(0.21)	(0.12)	(0.33)	$ 9.80	10.93%
12/31/2011 (e)	$10.00	0.76	(0.85)	(0.09)	-	(0.76)	(0.01)	(0.77)	$ 9.14	(0.94%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
12/31/2015	$25,854	0.35%	0.33%	N/A	1.73%	23% (i)
12/31/2014	$27,038	0.12%	0.12%	N/A	2.40%	29%
12/31/2013	$ 7,399	0.12%	0.12%	1.82%	1.82%	31%
12/31/2012	$ 4,965	0.12%	0.12%	2.08%	2.08%	32%
12/31/2011	$ 2,805	0.12%	0.12%	2.13%	2.13%	86%
Class G1
12/31/2015	$40,833	0.45%	0.43%	N/A	1.61%	23% (i)
12/31/2014	$45,334	0.22%	0.22%	N/A	1.52%	29%
12/31/2013	$49,846	0.22%	0.22%	1.55%	1.55%	31%
12/31/2012	$48,054	0.22%	0.22%	1.85%	1.85%	32%
12/31/2011	$44,131	0.22%	0.22%	1.88%	1.88%	86%
Class L
12/31/2015	$ 9,113	0.62%	0.60%	N/A	1.90%	23% (i)
12/31/2014	$ 5,108	0.37%	0.37%	N/A	1.57%	29%
12/31/2013	$ 3,467	0.37%	0.37%	1.60%	1.60%	31%
12/31/2012	$ 2,361	0.37%	0.37%	2.34%	2.34%	32%
12/31/2011 (e)	$ 424	0.37% (j)	0.36% (j)	2.21% (j)	2.22% (j)	86%
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Class L inception date was January 31, 2011.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)(c)
Class G
12/31/2015	$11.89	0.25 (d)	(0.32)	(0.07)	-	(0.20)	(0.25)	(0.45)	$11.37	(0.56%)
12/31/2014	$11.72	0.29 (d)	0.38	0.67	-	(0.20)	(0.30)	(0.50)	$11.89	5.75%
12/31/2013	$10.58	0.28 (d)	1.24	1.52	-	(0.22)	(0.16)	(0.38)	$11.72	14.42%
12/31/2012	$ 9.81	0.26 (d)	0.85	1.11	-	(0.32)	(0.02)	(0.34)	$10.58	11.34%
12/31/2011 (e)	$10.00	0.13	(0.19)	(0.06)	-	(0.13)	-	(0.13)	$ 9.81	(0.61%) (f)
Class G1
12/31/2015	$11.90	0.20 (d)	(0.28)	(0.08)	-	(0.18)	(0.25)	(0.43)	$11.39	(0.68%)
12/31/2014	$11.72	0.19 (d)	0.47	0.66	-	(0.18)	(0.30)	(0.48)	$11.90	5.63%
12/31/2013	$10.57	0.21 (d)	1.30	1.51	-	(0.20)	(0.16)	(0.36)	$11.72	14.33%
12/31/2012	$ 9.80	0.25 (d)	0.83	1.08	-	(0.29)	(0.02)	(0.31)	$10.57	11.05%
12/31/2011 (e)	$10.00	0.15	(0.20)	(0.05)	-	(0.15)	-	(0.15)	$ 9.80	(0.47%) (f)
Class L
12/31/2015	$11.94	0.19 (d)	(0.29)	(0.10)	-	(0.16)	(0.25)	(0.41)	$11.43	(0.86%)
12/31/2014	$11.76	0.21 (d)	0.44	0.65	-	(0.17)	(0.30)	(0.47)	$11.94	5.52%
12/31/2013	$10.60	0.16 (d)	1.34	1.50	-	(0.18)	(0.16)	(0.34)	$11.76	14.16%
12/31/2012	$ 9.80	0.18 (d)	0.88	1.06	-	(0.24)	(0.02)	(0.26)	$10.60	10.88%
12/31/2011 (e)	$10.00	0.15	(0.20)	(0.05)	-	(0.15)	-	(0.15)	$ 9.80	(0.47%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
12/31/2015	$57,682	0.42%	0.39%	N/A	2.10%	17% (i)
12/31/2014	$18,134	0.12%	0.12%	N/A	2.41%	23%
12/31/2013	$ 5,418	0.12%	0.12%	2.41%	2.41%	18%
12/31/2012	$ 1,667	0.12%	0.12%	2.48%	2.48%	84%
12/31/2011 (e)	$ 30	0.12% (j)	0.12% (j)	2.46% (j)	2.46% (j)	234% (f)
Class G1
12/31/2015	$ 8,102	0.45%	0.44%	N/A	1.63%	17% (i)
12/31/2014	$ 8,567	0.22%	0.22%	N/A	1.57%	23%
12/31/2013	$ 8,001	0.22%	0.22%	1.89%	1.89%	18%
12/31/2012	$ 3,278	0.22%	0.22%	2.41%	2.41%	84%
12/31/2011 (e)	$ 571	0.22% (j)	0.22% (j)	5.08% (j)	5.08% (j)	234% (f)
Class L
12/31/2015	$ 750	0.61%	0.58%	N/A	1.56%	17% (i)
12/31/2014	$ 675	0.37%	0.36%	N/A	1.75%	23%
12/31/2013	$ 305	0.37%	0.36%	1.44%	1.45%	18%
12/31/2012	$ 283	0.37%	0.36%	1.75%	1.76%	84%
12/31/2011 (e)	$ 268	0.37% (j)	0.17% (j)	17.24% (j)	17.43% (j)	234% (f)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	The Fund's inception date was January 31, 2011.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)(c)
Class G
12/31/2015	$11.85	0.21 (d)	(0.28)	(0.07)	-	(0.21)	(0.69)	(0.90)	$10.88	(0.60%)
12/31/2014	$11.82	0.32 (d)	0.35	0.67	-	(0.20)	(0.44)	(0.64)	$11.85	5.70%
12/31/2013	$10.71	0.22 (d)	1.51	1.73	-	(0.21)	(0.41)	(0.62)	$11.82	16.28%
12/31/2012	$ 9.84	0.20 (d)	0.99	1.19	-	(0.20)	(0.12)	(0.32)	$10.71	12.11%
12/31/2011	$10.66	0.65	(0.75)	(0.10)	-	(0.65)	(0.07)	(0.72)	$ 9.84	(0.96%)
Class G1
12/31/2015	$11.93	0.19 (d)	(0.27)	(0.08)	-	(0.19)	(0.69)	(0.88)	$10.97	(0.67%)
12/31/2014	$11.88	0.19 (d)	0.48	0.67	-	(0.18)	(0.44)	(0.62)	$11.93	5.62%
12/31/2013	$10.76	0.18 (d)	1.53	1.71	-	(0.18)	(0.41)	(0.59)	$11.88	16.09%
12/31/2012	$ 9.88	0.19 (d)	1.00	1.19	-	(0.19)	(0.12)	(0.31)	$10.76	12.03%
12/31/2011	$10.71	0.64	(0.76)	(0.12)	-	(0.64)	(0.07)	(0.71)	$ 9.88	(1.08%)
Class L
12/31/2015	$10.75	0.20 (d)	(0.29)	(0.09)	-	(0.20)	(0.69)	(0.89)	$ 9.77	(0.89%)
12/31/2014	$10.74	0.12 (d)	0.47	0.59	-	(0.14)	(0.44)	(0.58)	$10.75	5.53%
12/31/2013	$ 9.79	0.22 (d)	1.33	1.55	-	(0.19)	(0.41)	(0.60)	$10.74	15.97%
12/31/2012	$ 9.01	0.14 (d)	0.92	1.06	-	(0.16)	(0.12)	(0.28)	$ 9.79	11.83%
12/31/2011 (e)	$10.00	0.72	(0.99)	(0.27)	-	(0.72)	-	(0.72)	$ 9.01	(2.67%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
12/31/2015	$26,126	0.36%	0.34%	N/A	1.76%	22% (i)
12/31/2014	$25,242	0.12%	0.12%	N/A	2.67%	20%
12/31/2013	$ 4,216	0.12%	0.12%	1.92%	1.92%	33%
12/31/2012	$ 2,723	0.12%	0.12%	1.92%	1.92%	22%
12/31/2011	$ 2,227	0.12%	0.12%	1.91%	1.91%	78%
Class G1
12/31/2015	$43,458	0.45%	0.44%	N/A	1.61%	22% (i)
12/31/2014	$45,443	0.22%	0.22%	N/A	1.53%	20%
12/31/2013	$44,001	0.22%	0.22%	1.58%	1.58%	33%
12/31/2012	$41,376	0.22%	0.22%	1.79%	1.79%	22%
12/31/2011	$34,165	0.22%	0.22%	1.91%	1.91%	78%
Class L
12/31/2015	$ 1,076	0.65%	0.63%	N/A	1.90%	22% (i)
12/31/2014	$ 338	0.37%	0.36%	N/A	1.14%	20%
12/31/2013	$ 542	0.37%	0.36%	2.03%	2.04%	33%
12/31/2012	$ 198	0.37%	0.35%	1.45%	1.48%	22%
12/31/2011 (e)	$ 132	0.37% (j)	0.32% (j)	2.47% (j)	2.52% (j)	78%
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Class L inception date was January 31, 2011.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)(c)
Class G
12/31/2015	$12.35	0.26 (d)	(0.38)	(0.12)	-	(0.21)	(0.27)	(0.48)	$11.75	(1.05%)
12/31/2014	$12.13	0.39 (d)	0.29	0.68	-	(0.20)	(0.26)	(0.46)	$12.35	5.56%
12/31/2013	$10.57	0.21 (d)	1.85	2.06	-	(0.20)	(0.30)	(0.50)	$12.13	19.61%
12/31/2012	$ 9.51	0.19 (d)	1.08	1.27	-	(0.19)	(0.02)	(0.21)	$10.57	13.50%
12/31/2011 (e)	$10.00	0.12	(0.49)	(0.37)	-	(0.12)	-	(0.12)	$ 9.51	(3.76%) (f)
Class G1
12/31/2015	$12.37	0.22 (d)	(0.35)	(0.13)	-	(0.19)	(0.27)	(0.46)	$11.78	(1.11%)
12/31/2014	$12.13	0.19 (d)	0.48	0.67	-	(0.17)	(0.26)	(0.43)	$12.37	5.51%
12/31/2013	$10.57	0.22 (d)	1.83	2.05	-	(0.19)	(0.30)	(0.49)	$12.13	19.48%
12/31/2012	$ 9.49	0.24 (d)	1.02	1.26	-	(0.16)	(0.02)	(0.18)	$10.57	13.39%
12/31/2011 (e)	$10.00	0.13	(0.51)	(0.38)	-	(0.13)	-	(0.13)	$ 9.49	(3.77%) (f)
Class L
12/31/2015	$12.43	0.18 (d)	(0.32)	(0.14)	-	(0.16)	(0.27)	(0.43)	$11.86	(1.19%)
12/31/2014	$12.20	0.21 (d)	0.44	0.65	-	(0.16)	(0.26)	(0.42)	$12.43	5.30%
12/31/2013	$10.61	0.16 (d)	1.89	2.05	-	(0.16)	(0.30)	(0.46)	$12.20	19.39%
12/31/2012	$ 9.54	0.35 (d)	0.93	1.28	-	(0.19)	(0.02)	(0.21)	$10.61	13.49%
12/31/2011 (e)	$10.00	0.09	(0.46)	(0.37)	-	(0.09)	-	(0.09)	$ 9.54	(3.75%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
12/31/2015	$77,847	0.41%	0.39%	N/A	2.08%	15% (i)
12/31/2014	$24,972	0.12%	0.12%	N/A	3.14%	14%
12/31/2013	$ 2,065	0.12%	0.12%	1.83%	1.83%	18%
12/31/2012	$ 1,354	0.12%	0.12%	1.86%	1.86%	12%
12/31/2011 (e)	$ 29	0.12% (j)	0.12% (j)	2.83% (j)	2.83% (j)	10% (f)
Class G1
12/31/2015	$ 9,308	0.46%	0.44%	N/A	1.76%	15% (i)
12/31/2014	$ 7,630	0.22%	0.22%	N/A	1.54%	14%
12/31/2013	$ 6,011	0.22%	0.22%	1.86%	1.86%	18%
12/31/2012	$ 3,195	0.22%	0.22%	2.33%	2.33%	12%
12/31/2011 (e)	$ 877	0.22% (j)	0.19% (j)	7.80% (j)	7.82% (j)	10% (f)
Class L
12/31/2015	$ 140	0.60%	0.56%	N/A	1.46%	15% (i)
12/31/2014	$ 147	0.37%	0.33%	N/A	1.67%	14%
12/31/2013	$ 95	0.37%	0.34%	1.33%	1.36%	18%
12/31/2012	$ 104	0.37%	0.28%	3.22%	3.31%	12%
12/31/2011 (e)	$ 12	0.37% (j)	0.12% (j)	1.56% (j)	1.81% (j)	10% (f)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	The Fund's inception date was January 31, 2011.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)(c)
Class G
12/31/2015	$12.64	0.22 (d)	(0.40)	(0.18)	-	(0.21)	(0.66)	(0.87)	$11.59	(1.43%)
12/31/2014	$12.48	0.42 (d)	0.25	0.67	-	(0.20)	(0.31)	(0.51)	$12.64	5.36%
12/31/2013	$10.76	0.22 (d)	2.17	2.39	-	(0.22)	(0.45)	(0.67)	$12.48	22.30%
12/31/2012	$ 9.64	0.20 (d)	1.20	1.40	-	(0.19)	(0.09)	(0.28)	$10.76	14.61%
12/31/2011	$10.80	0.78	(1.11)	(0.33)	-	(0.77)	(0.06)	(0.83)	$ 9.64	(3.10%)
Class G1
12/31/2015	$12.72	0.20 (d)	(0.39)	(0.19)	-	(0.19)	(0.66)	(0.85)	$11.68	(1.49%)
12/31/2014	$12.54	0.19 (d)	0.48	0.67	-	(0.18)	(0.31)	(0.49)	$12.72	5.27%
12/31/2013	$10.80	0.20 (d)	2.19	2.39	-	(0.20)	(0.45)	(0.65)	$12.54	22.21%
12/31/2012	$ 9.67	0.18 (d)	1.21	1.39	-	(0.17)	(0.09)	(0.26)	$10.80	14.51%
12/31/2011	$10.83	0.76	(1.10)	(0.34)	-	(0.76)	(0.06)	(0.82)	$ 9.67	(3.14%)
Class L
12/31/2015	$11.41	0.18 (d)	(0.34)	(0.16)	-	(0.21)	(0.66)	(0.87)	$10.38	(1.45%)
12/31/2014	$11.31	0.19 (d)	0.42	0.61	-	(0.20)	(0.31)	(0.51)	$11.41	5.30%
12/31/2013	$ 9.69	0.07 (d)	2.04	2.11	-	(0.04)	(0.45)	(0.49)	$11.31	21.87%
12/31/2012	$ 8.71	0.22 (d)	1.03	1.25	-	(0.18)	(0.09)	(0.27)	$ 9.69	14.44%
12/31/2011 (e)	$10.00	0.80	(1.29)	(0.49)	-	(0.80)	-	(0.80)	$ 8.71	(4.84%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
12/31/2015	$33,646	0.36%	0.34%	N/A	1.70%	17% (i)
12/31/2014	$32,021	0.12%	0.12%	N/A	3.25%	15%
12/31/2013	$ 2,333	0.12%	0.12%	1.86%	1.86%	31%
12/31/2012	$ 1,455	0.12%	0.12%	1.90%	1.90%	14%
12/31/2011	$ 1,059	0.12%	0.12%	1.73%	1.73%	89%
Class G1
12/31/2015	$30,846	0.45%	0.44%	N/A	1.56%	17% (i)
12/31/2014	$31,556	0.22%	0.22%	N/A	1.46%	15%
12/31/2013	$28,062	0.22%	0.22%	1.64%	1.64%	31%
12/31/2012	$24,082	0.22%	0.22%	1.71%	1.71%	14%
12/31/2011	$19,711	0.22%	0.22%	1.76%	1.76%	89%
Class L
12/31/2015	$ 22	0.59%	0.40%	N/A	1.61%	17% (i)
12/31/2014	$ 22	0.37%	0.15%	N/A	1.65%	15%
12/31/2013	$ 17	0.37%	0.33%	0.64%	0.68%	31%
12/31/2012	$ 45	0.37%	0.26%	2.20%	2.31%	14%
12/31/2011 (e)	$ 12	0.37% (j)	0.12% (j)	1.50% (j)	1.73% (j)	89%
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Class L inception date was January 31, 2011.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)(c)
Class G
12/31/2015	$12.48	0.27 (d)	(0.48)	(0.21)	-	(0.21)	(0.27)	(0.48)	$11.79	(1.74%)
12/31/2014	$12.34	0.46 (d)	0.17	0.63	-	(0.20)	(0.29)	(0.49)	$12.48	5.02%
12/31/2013	$10.51	0.27 (d)	2.19	2.46	-	(0.21)	(0.42)	(0.63)	$12.34	23.58%
12/31/2012	$ 9.35	0.41 (d)	1.01	1.42	-	(0.21)	(0.05)	(0.26)	$10.51	15.28%
12/31/2011 (e)	$10.00	0.11	(0.65)	(0.54)	-	(0.11)	-	(0.11)	$ 9.35	(5.40%) (f)
Class G1
12/31/2015	$12.47	0.20 (d)	(0.43)	(0.23)	-	(0.18)	(0.27)	(0.45)	$11.79	(1.83%)
12/31/2014	$12.31	0.19 (d)	0.43	0.62	-	(0.17)	(0.29)	(0.46)	$12.47	4.97%
12/31/2013	$10.48	0.23 (d)	2.22	2.45	-	(0.20)	(0.42)	(0.62)	$12.31	23.49%
12/31/2012	$ 9.31	0.22 (d)	1.18	1.40	-	(0.18)	(0.05)	(0.23)	$10.48	15.14%
12/31/2011 (e)	$10.00	0.15	(0.69)	(0.54)	-	(0.15)	-	(0.15)	$ 9.31	(5.43%) (f)
Class L
12/31/2015	$12.57	0.21 (d)	(0.42)	(0.21)	-	(0.20)	(0.27)	(0.47)	$11.89	(1.71%)
12/31/2014	$12.39	0.15 (d)	0.48	0.63	-	(0.16)	(0.29)	(0.45)	$12.57	5.07%
12/31/2013	$10.55	0.44 (d)	2.03	2.47	-	(0.21)	(0.42)	(0.63)	$12.39	23.55%
12/31/2012	$ 9.35	0.18 (d)	1.24	1.42	-	(0.17)	(0.05)	(0.22)	$10.55	15.31%
12/31/2011 (e)	$10.00	0.11	(0.65)	(0.54)	-	(0.11)	-	(0.11)	$ 9.35	(5.40%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
12/31/2015	$57,399	0.42%	0.40%	N/A	2.15%	13% (i)
12/31/2014	$13,959	0.12%	0.12%	N/A	3.68%	15%
12/31/2013	$ 335	0.12%	0.12%	2.26%	2.26%	19%
12/31/2012	$ 108	0.12%	0.12%	3.97%	3.97%	15%
12/31/2011 (e)	$ 12	0.12% (j)	0.12% (j)	1.69% (j)	1.69% (j)	9% (f)
Class G1
12/31/2015	$ 6,122	0.46%	0.44%	N/A	1.62%	13% (i)
12/31/2014	$ 5,653	0.22%	0.22%	N/A	1.48%	15%
12/31/2013	$ 4,738	0.22%	0.22%	1.93%	1.93%	19%
12/31/2012	$ 2,235	0.22%	0.22%	2.18%	2.18%	15%
12/31/2011 (e)	$ 858	0.22% (j)	0.21% (j)	6.06% (j)	6.07% (j)	9% (f)
Class L
12/31/2015	$ 17	0.60%	0.34%	N/A	1.64%	13% (i)
12/31/2014	$ 18	0.37%	0.17%	N/A	1.18%	15%
12/31/2013	$ 107	0.37%	0.27%	3.50%	3.61%	19%
12/31/2012	$ 14	0.37%	0.12%	1.49%	1.74%	15%
12/31/2011 (e)	$ 12	0.37% (j)	0.12% (j)	1.44% (j)	1.69% (j)	9% (f)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	The Fund's inception date was January 31, 2011.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)(c)
Class G
12/31/2015	$12.60	0.22 (d)	(0.46)	(0.24)	-	(0.21)	(0.68)	(0.89)	$11.47	(1.93%)
12/31/2014	$12.57	0.41 (d)	0.18	0.59	-	(0.20)	(0.36)	(0.56)	$12.60	4.72%
12/31/2013	$10.79	0.10 (d)	2.46	2.56	-	(0.19)	(0.59)	(0.78)	$12.57	23.82%
12/31/2012	$ 9.60	0.19 (d)	1.30	1.49	-	(0.18)	(0.12)	(0.30)	$10.79	15.59%
12/31/2011	$10.85	0.77	(1.20)	(0.43)	-	(0.76)	(0.06)	(0.82)	$ 9.60	(3.96%)
Class G1
12/31/2015	$12.59	0.20 (d)	(0.45)	(0.25)	-	(0.19)	(0.68)	(0.87)	$11.47	(2.01%)
12/31/2014	$12.55	0.19 (d)	0.39	0.58	-	(0.18)	(0.36)	(0.54)	$12.59	4.58%
12/31/2013	$10.80	0.20 (d)	2.35	2.55	-	(0.21)	(0.59)	(0.80)	$12.55	23.68%
12/31/2012	$ 9.61	0.18 (d)	1.30	1.48	-	(0.17)	(0.12)	(0.29)	$10.80	15.46%
12/31/2011	$10.88	0.76	(1.21)	(0.45)	-	(0.76)	(0.06)	(0.82)	$ 9.61	(4.11%)
Class L
12/31/2015	$11.18	0.18 (d)	(0.40)	(0.22)	-	(0.21)	(0.68)	(0.89)	$10.07	(1.97%)
12/31/2014	$11.12	0.09 (d)	0.42	0.51	-	(0.09)	(0.36)	(0.45)	$11.18	4.58%
12/31/2013	$ 9.65	0.19 (d)	2.09	2.28	-	(0.22)	(0.59)	(0.81)	$11.12	23.81%
12/31/2012	$ 8.62	0.16 (d)	1.17	1.33	-	(0.18)	(0.12)	(0.30)	$ 9.65	15.49%
12/31/2011 (e)	$10.00	0.80	(1.37)	(0.57)	-	(0.80)	(0.01)	(0.81)	$ 8.62	(5.73%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
12/31/2015	$11,695	0.36%	0.34%	N/A	1.74%	15% (i)
12/31/2014	$10,018	0.12%	0.12%	N/A	3.17%	12%
12/31/2013	$ 672	0.12%	0.12%	0.88%	0.88%	26%
12/31/2012	$ 2,357	0.12%	0.12%	1.82%	1.82%	13%
12/31/2011	$ 1,784	0.12%	0.12%	1.63%	1.63%	76%
Class G1
12/31/2015	$14,883	0.45%	0.44%	N/A	1.57%	15% (i)
12/31/2014	$15,042	0.22%	0.22%	N/A	1.47%	12%
12/31/2013	$13,389	0.22%	0.22%	1.70%	1.70%	26%
12/31/2012	$10,464	0.22%	0.22%	1.74%	1.74%	13%
12/31/2011	$ 7,986	0.22%	0.22%	1.84%	1.84%	76%
Class L
12/31/2015	$ 17	0.60%	0.33%	N/A	1.64%	15% (i)
12/31/2014	$ 18	0.37%	0.30%	N/A	0.82%	12%
12/31/2013	$ 17	0.37%	0.12%	1.54%	1.79%	26%
12/31/2012	$ 14	0.37%	0.12%	1.50%	1.75%	13%
12/31/2011 (e)	$ 12	0.37% (j)	0.12% (j)	1.43% (j)	1.68% (j)	76%
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Class L inception date was January 31, 2011.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)(c)
Class G
12/31/2015	$12.55	0.24 (d)	(0.50)	(0.26)	-	(0.21)	(0.30)	(0.51)	$11.78	(2.11%)
12/31/2014	$12.44	0.50 (d)	0.07	0.57	-	(0.20)	(0.26)	(0.46)	$12.55	4.54%
12/31/2013	$10.41	0.27 (d)	2.17	2.44	-	(0.21)	(0.20)	(0.41)	$12.44	23.49%
12/31/2012	$ 9.23	0.21 (d)	1.33	1.44	-	(0.19)	(0.07)	(0.26)	$10.41	15.67%
12/31/2011 (e)	$10.00	0.16	(0.77)	(0.61)	-	(0.16)	-	(0.16)	$ 9.23	(6.07%) (f)
Class G1
12/31/2015	$12.52	0.20 (d)	(0.47)	(0.27)	-	(0.19)	(0.30)	(0.49)	$11.76	(2.20%)
12/31/2014	$12.41	0.20 (d)	0.34	0.54	-	(0.17)	(0.26)	(0.43)	$12.52	4.34%
12/31/2013	$10.38	0.26 (d)	2.17	2.43	-	(0.20)	(0.20)	(0.40)	$12.41	23.46%
12/31/2012	$ 9.19	0.23 (d)	1.20	1.43	-	(0.17)	(0.07)	(0.24)	$10.38	15.62%
12/31/2011 (e)	$10.00	0.19	(0.81)	(0.62)	-	(0.19)	-	(0.19)	$ 9.19	(6.19%) (f)
Class L
12/31/2015	$12.60	0.21 (d)	(0.48)	(0.27)	-	(0.20)	(0.30)	(0.50)	$11.83	(2.16%)
12/31/2014	$12.48	0.20 (d)	0.37	0.57	-	(0.19)	(0.26)	(0.45)	$12.60	4.51%
12/31/2013	$10.43	0.21 (d)	2.24	2.45	-	(0.20)	(0.20)	(0.40)	$12.48	23.59%
12/31/2012	$ 9.23	0.18 (d)	1.25	1.43	-	(0.16)	(0.07)	(0.23)	$10.43	15.61%
12/31/2011 (e)	$10.00	0.16	(0.77)	(0.61)	-	(0.16)	-	(0.16)	$ 9.23	(6.07%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
12/31/2015	$12,130	0.39%	0.36%	N/A	1.93%	13% (i)
12/31/2014	$ 6,748	0.12%	0.12%	N/A	3.94%	17%
12/31/2013	$ 157	0.12%	0.12%	2.30%	2.30%	12%
12/31/2012	$ 47	0.12%	0.12%	2.06%	2.06%	22%
12/31/2011 (e)	$ 12	0.12% (j)	0.12% (j)	1.67% (j)	1.67% (j)	25% (f)
Class G1
12/31/2015	$ 1,895	0.46%	0.44%	N/A	1.61%	13% (i)
12/31/2014	$ 1,688	0.22%	0.22%	N/A	1.57%	17%
12/31/2013	$ 1,260	0.22%	0.22%	2.25%	2.25%	12%
12/31/2012	$ 298	0.22%	0.21%	2.31%	2.32%	22%
12/31/2011 (e)	$ 75	0.22% (j)	0.18% (j)	4.16% (j)	4.21% (j)	25% (f)
Class L
12/31/2015	$ 17	0.60%	0.34%	N/A	1.62%	13% (i)
12/31/2014	$ 18	0.37%	0.12%	N/A	1.55%	17%
12/31/2013	$ 17	0.37%	0.12%	1.54%	1.79%	12%
12/31/2012	$ 14	0.37%	0.12%	1.50%	1.75%	22%
12/31/2011 (e)	$ 12	0.37% (j)	0.12% (j)	1.42% (j)	1.67% (j)	25% (f)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	The Fund's inception date was January 31, 2011.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)(c)
Class G
12/31/2015	$12.48	0.24 (d)	(0.52)	(0.28)	-	(0.21)	(0.55)	(0.76)	$11.44	(2.28%)
12/31/2014	$12.76	0.35 (d)	0.20	0.55	-	(0.21)	(0.62)	(0.83)	$12.48	4.25%
12/31/2013	$10.77	0.25 (d)	2.23	2.48	-	(0.22)	(0.27)	(0.49)	$12.76	23.17%
12/31/2012	$ 9.52	0.23 (d)	1.26	1.49	-	(0.18)	(0.06)	(0.24)	$10.77	15.73%
12/31/2011	$10.83	0.80	(1.27)	(0.47)	-	(0.82)	(0.02)	(0.84)	$ 9.52	(4.42%)
Class G1
12/31/2015	$12.47	0.20 (d)	(0.49)	(0.29)	-	(0.19)	(0.55)	(0.74)	$11.44	(2.37%)
12/31/2014	$12.75	0.20 (d)	0.32	0.52	-	(0.18)	(0.62)	(0.80)	$12.47	4.07%
12/31/2013	$10.76	0.21 (d)	2.25	2.46	-	(0.20)	(0.27)	(0.47)	$12.75	23.02%
12/31/2012	$ 9.51	0.22 (d)	1.26	1.48	-	(0.17)	(0.06)	(0.23)	$10.76	15.63%
12/31/2011	$10.82	0.80	(1.29)	(0.49)	-	(0.80)	(0.02)	(0.82)	$ 9.51	(4.59%)
Class L
12/31/2015	$11.08	0.18 (d)	(0.43)	(0.25)	-	(0.21)	(0.55)	(0.76)	$10.07	(2.31%)
12/31/2014	$11.41	0.18 (d)	0.31	0.49	-	(0.20)	(0.62)	(0.82)	$11.08	4.27%
12/31/2013	$ 9.67	0.19 (d)	2.04	2.23	-	(0.22)	(0.27)	(0.49)	$11.41	23.21%
12/31/2012	$ 8.56	0.16 (d)	1.19	1.35	-	(0.18)	(0.06)	(0.24)	$ 9.67	15.78%
12/31/2011 (e)	$10.00	0.81	(1.44)	(0.63)	-	(0.81)	-	(0.81)	$ 8.56	(6.33%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class G
12/31/2015	$2,118	0.37%	0.35%	N/A	1.92%	15% (i)
12/31/2014	$1,532	0.12%	0.12%	N/A	2.70%	25%
12/31/2013	$ 564	0.12%	0.12%	2.04%	2.04%	20%
12/31/2012	$ 274	0.12%	0.12%	2.25%	2.25%	18%
12/31/2011	$ 44	0.12%	0.12%	2.13%	2.13%	121%
Class G1
12/31/2015	$2,566	0.46%	0.44%	N/A	1.63%	15% (i)
12/31/2014	$2,126	0.22%	0.22%	N/A	1.57%	25%
12/31/2013	$1,620	0.22%	0.22%	1.79%	1.79%	20%
12/31/2012	$1,109	0.22%	0.22%	2.17%	2.17%	18%
12/31/2011	$ 399	0.22%	0.22%	1.76%	1.76%	121%
Class L
12/31/2015	$ 17	0.58%	0.33%	N/A	1.62%	15% (i)
12/31/2014	$ 17	0.22%	0.12%	N/A	1.56%	25%
12/31/2013	$ 17	0.37%	0.12%	1.55%	1.80%	20%
12/31/2012	$ 14	0.37%	0.12%	1.52%	1.77%	18%
12/31/2011 (e)	$ 12	0.37% (j)	0.12% (j)	1.42% (j)	1.67% (j)	121%
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Class L inception date was January 31, 2011.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time, until the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Class G, Class G1, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information Class G, Class G1 and Class L; Institutional Class has not yet been capitalized.
Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Annual Report - December 31, 2015

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.
The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2015:
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
Beginning Balance, January 1, 2015	$3,995,076	$1,408,455	$3,320,248	$ 818,344
Total interest received	58,889	42,775	51,393	27,834
Purchases	719,990	2,460,731	907,550	1,921,640
Sales	(880,954)	(504,945)	(654,323)	(236,949)
Ending Balance, December 31, 2015	$3,893,001	$3,407,016	$3,624,868	$2,530,869
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
Beginning Balance, January 1, 2015	$ 671,040	$ 65,050	$ —
Total interest received	10,921	2,807	53
Purchases	301,725	251,628	13,801
Sales	(140,005)	(34,138)	(504)
Ending Balance, December 31, 2015	$ 843,681	$285,347	$13,350
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Annual Report - December 31, 2015

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
Great-West SecureFoundation® Lifetime 2015 Fund
	2015	2014
Ordinary income	$1,250,928	$1,111,628
Long-term capital gain	3,870,044	3,672,398
	$5,120,972	$4,784,026
Great-West SecureFoundation® Lifetime 2020 Fund
	2015	2014
Ordinary income	$1,092,014	$363,272
Long-term capital gain	1,484,154	577,307
	$2,576,168	$940,579
Great-West SecureFoundation® Lifetime 2025 Fund
	2015	2014
Ordinary income	$1,165,364	$977,880
Long-term capital gain	4,266,252	2,246,502
	$5,431,616	$3,224,382
Great-West SecureFoundation® Lifetime 2030 Fund
	2015	2014
Ordinary income	$1,391,360	$387,207
Long-term capital gain	1,981,114	405,151
	$3,372,474	$792,358
Great-West SecureFoundation® Lifetime 2035 Fund
	2015	2014
Ordinary income	$1,021,937	$810,529
Long-term capital gain	3,510,528	1,204,864
	$4,532,465	$2,015,393

Annual Report - December 31, 2015

Great-West SecureFoundation® Lifetime 2040 Fund
	2015	2014
Ordinary income	$1,010,170	$239,892
Long-term capital gain	1,462,245	303,194
	$2,472,415	$543,086
Great-West SecureFoundation® Lifetime 2045 Fund
	2015	2014
Ordinary income	$407,665	$332,897
Long-term capital gain	1,493,964	588,016
	$1,901,629	$920,913
Great-West SecureFoundation® Lifetime 2050 Fund
	2015	2014
Ordinary income	$231,500	$104,871
Long-term capital gain	343,075	113,191
	$574,575	$218,062
Great-West SecureFoundation® Lifetime 2055 Fund
	2015	2014
Ordinary income	$74,853	$50,087
Long-term capital gain	211,231	159,023
	$286,084	$209,110
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of each Fund were unaffected by the reclassifications.
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Great-West SecureFoundation® Lifetime 2015 Fund	$—	$(1,994)	$ 1,994
Great-West SecureFoundation® Lifetime 2020 Fund	—	(292)	292
Great-West SecureFoundation® Lifetime 2025 Fund	—	(21)	21
Great-West SecureFoundation® Lifetime 2030 Fund	—	(208)	208
Great-West SecureFoundation® Lifetime 2035 Fund	—	(1,782)	1,782
Great-West SecureFoundation® Lifetime 2040 Fund	—	1,921	(1,921)
Great-West SecureFoundation® Lifetime 2045 Fund	—	(8)	8
Great-West SecureFoundation® Lifetime 2050 Fund	—	105	(105)
Great-West SecureFoundation® Lifetime 2055 Fund	—	1	(1)

Annual Report - December 31, 2015

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Great-West SecureFoundation® Lifetime 2015 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	1,834,442
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(2,136,144)
Tax composition of capital	$(301,702)
Great-West SecureFoundation® Lifetime 2020 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	1,422,239
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(4,876,040)
Tax composition of capital	$(3,453,801)
Great-West SecureFoundation® Lifetime 2025 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	1,660,111
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(1,836,432)
Tax composition of capital	$(176,321)
Great-West SecureFoundation® Lifetime 2030 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	2,066,662
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(7,490,120)
Tax composition of capital	$(5,423,458)
Great-West SecureFoundation® Lifetime 2035 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	2,026,025
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(2,820,194)
Tax composition of capital	$(794,169)
Great-West SecureFoundation® Lifetime 2040 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	1,855,026
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(6,935,940)
Tax composition of capital	$(5,080,914)

Annual Report - December 31, 2015

Great-West SecureFoundation® Lifetime 2045 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	872,533
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(870,497)
Tax composition of capital	$2,036
Great-West SecureFoundation® Lifetime 2050 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	432,009
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(1,490,616)
Tax composition of capital	$(1,058,607)
Great-West SecureFoundation® Lifetime 2055 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	153,238
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(333,239)
Tax composition of capital	$(180,001)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$77,968,205	$1,210,827	$(3,346,971)	$(2,136,144)
Great-West SecureFoundation® Lifetime 2020 Fund	71,434,069	—	(4,876,040)	(4,876,040)
Great-West SecureFoundation® Lifetime 2025 Fund	72,524,970	1,343,705	(3,180,137)	(1,836,432)
Great-West SecureFoundation® Lifetime 2030 Fund	94,817,238	—	(7,490,120)	(7,490,120)
Great-West SecureFoundation® Lifetime 2035 Fund	67,359,117	1,534,265	(4,354,459)	(2,820,194)
Great-West SecureFoundation® Lifetime 2040 Fund	70,496,390	—	(6,935,940)	(6,935,940)
Great-West SecureFoundation® Lifetime 2045 Fund	27,475,425	1,027,007	(1,897,504)	(870,497)
Great-West SecureFoundation® Lifetime 2050 Fund	15,537,622	—	(1,490,616)	(1,490,616)
Great-West SecureFoundation® Lifetime 2055 Fund	5,036,743	69,756	(402,995)	(333,239)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

Annual Report - December 31, 2015

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Effective May 1, 2015, the Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the administrative service fees charged by GWL&A and any compensation received from unaffiliated underlying funds.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Class G, Class G1 and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Bond Index Fund Initial Class	—	$30,254,909	$2,529,030	$2,409,130	$ (15,458)	$ 120,631	$ —
Great-West Bond Index Fund Institutional Class	3,029,623	—	4,188,397	4,682,008	(166,958)	571,154	29,417,643
Great-West International Index Fund Initial Class	—	10,378,431	455,638	785,097	262,260	—	—

Annual Report - December 31, 2015

Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West International Index Fund Institutional Class	1,188,247	$ —	$2,012,948	$ 800,133	$ 211,331	$ 143,084	$10,456,580
Great-West Life & Annuity Contract	3,893,001	3,995,076	719,990	880,954	—	58,889	3,893,001
Great-West S&P 500® Index Fund Initial Class	—	18,457,833	1,105,394	687,583	425,851	—	—
Great-West S&P 500® Index Fund Institutional Class	1,862,257	—	2,794,204	2,015,972	981,383	439,836	17,412,104
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	7,953,779	415,070	467,346	232,989	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	872,610	—	1,878,756	859,036	364,590	130,933	7,460,815
Great-West S&P Small Cap 600® Index Fund Initial Class	—	4,776,923	293,145	297,242	123,257	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	524,949	—	1,318,158	661,168	215,056	77,627	4,446,318
					$2,634,301	$1,542,154	$73,086,461
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Bond Index Fund Initial Class	—	$10,688,916	$16,909,197	$ 486,682	$ (1,430)	$ 43,349	$ —
Great-West Bond Index Fund Institutional Class	2,648,397	—	2,453,289	3,041,353	16,213	508,958	25,715,937
Great-West International Index Fund Initial Class	—	3,671,524	5,775,770	307,166	41,586	—	—
Great-West International Index Fund Institutional Class	1,043,905	—	1,656,109	776,875	37,318	125,795	9,186,364
Great-West Life & Annuity Contract	3,407,016	1,408,455	2,460,732	504,945	—	42,775	3,407,016
Great-West S&P 500® Index Fund Initial Class	—	6,516,724	10,454,855	297,683	123,459	—	—
Great-West S&P 500® Index Fund Institutional Class	1,639,702	—	1,802,328	1,677,620	350,440	389,184	15,331,209
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	2,809,736	4,442,718	177,871	55,311	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	768,977	—	1,326,279	685,024	79,014	115,970	6,574,754
Great-West S&P Small Cap 600® Index Fund Initial Class	—	1,694,177	2,661,169	109,001	26,148	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	462,915	—	967,747	565,850	16,608	69,013	3,920,888
					$744,667	$1,295,044	$64,136,168

Annual Report - December 31, 2015

Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Bond Index Fund Initial Class	—	$26,641,317	$2,271,510	$1,702,928	$ (3,774)	$ 107,413	$ —
Great-West Bond Index Fund Institutional Class	2,820,167	—	4,644,534	3,993,172	(109,090)	524,514	27,383,825
Great-West International Index Fund Initial Class	—	9,923,225	412,520	719,354	252,961	—	—
Great-West International Index Fund Institutional Class	1,106,712	—	1,847,232	922,769	215,531	133,689	9,739,062
Great-West Life & Annuity Contract	3,624,868	3,320,248	907,550	654,323	—	51,393	3,624,868
Great-West S&P 500® Index Fund Initial Class	—	17,381,378	1,068,013	583,140	317,770	—	—
Great-West S&P 500® Index Fund Institutional Class	1,738,811	—	2,674,795	1,962,002	1,212,152	416,309	16,257,878
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	7,514,708	361,245	314,466	225,879	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	814,736	—	1,651,944	803,107	390,869	123,939	6,965,995
Great-West S&P Small Cap 600® Index Fund Initial Class	—	4,593,167	239,489	219,829	94,587	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	490,252	—	1,175,240	695,072	226,449	74,086	4,152,436
					$2,823,334	$1,431,343	$68,124,064
Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Bond Index Fund Initial Class	—	$9,012,054	$15,294,706	$ 281,843	$ (1,106)	$ 37,753	$ —
Great-West Bond Index Fund Institutional Class	2,662,551	—	4,915,370	2,324,975	14,707	476,353	25,853,369
Great-West International Index Fund Initial Class	—	5,729,188	9,574,265	429,435	77,056	—	—
Great-West International Index Fund Institutional Class	1,682,607	—	2,426,815	1,156,995	(12,039)	202,768	14,806,939
Great-West Life & Annuity Contract	2,530,869	818,344	1,921,640	236,949	—	27,834	2,530,869
Great-West S&P 500® Index Fund Initial Class	—	9,361,643	15,893,360	308,635	128,714	—	—
Great-West S&P 500® Index Fund Institutional Class	2,501,659	—	3,014,569	2,548,905	352,418	592,570	23,390,510
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	4,024,656	6,737,511	164,431	67,214	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,173,443	—	2,174,957	1,048,158	82,645	176,627	10,032,936
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,675,956	4,449,776	111,441	38,209	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	766,634	—	1,686,512	1,027,254	(716)	114,644	6,493,391
					$747,102	$1,628,549	$83,108,014

Annual Report - December 31, 2015

Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Bond Index Fund Initial Class	—	$11,475,805	$1,158,006	$ 703,786	$ (11,126)	$ 46,312	$ —
Great-West Bond Index Fund Institutional Class	1,337,114	—	3,192,239	1,906,530	(28,404)	236,935	12,983,377
Great-West International Index Fund Initial Class	—	13,177,779	585,178	800,356	178,592	—	—
Great-West International Index Fund Institutional Class	1,478,492	—	1,750,319	797,897	224,376	178,577	13,010,728
Great-West Life & Annuity Contract	843,681	671,040	301,725	140,005	—	10,921	843,681
Great-West S&P 500® Index Fund Initial Class	—	20,237,390	1,151,521	288,675	153,691	—	—
Great-West S&P 500® Index Fund Institutional Class	2,086,081	—	2,156,493	1,728,519	866,094	500,136	19,504,861
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	8,721,468	397,173	259,267	117,986	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	977,946	—	1,612,314	636,902	337,925	148,834	8,361,441
Great-West S&P Small Cap 600® Index Fund Initial Class	—	6,257,916	315,014	180,492	92,063	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	690,950	—	1,413,044	724,806	252,930	104,397	5,852,344
					$2,184,127	$1,226,112	$60,556,432
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Bond Index Fund Initial Class	—	$2,284,634	$ 5,370,064	$ 191,050	$ 633	$ 9,506	$ —
Great-West Bond Index Fund Institutional Class	850,226	—	2,010,313	971,766	5,495	148,941	8,255,695
Great-West International Index Fund Initial Class	—	4,534,480	10,445,437	364,646	45,946	—	—
Great-West International Index Fund Institutional Class	1,637,573	—	2,044,893	879,867	(6,878)	197,867	14,410,643
Great-West Life & Annuity Contract	285,347	65,050	251,628	34,138	—	2,807	285,347
Great-West S&P 500® Index Fund Initial Class	—	6,546,923	15,300,892	259,704	99,585	—	—
Great-West S&P 500® Index Fund Institutional Class	2,192,229	—	2,078,375	1,475,941	221,863	518,090	20,497,345
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	2,815,165	6,505,373	146,202	49,569	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,027,222	—	1,645,098	559,461	43,303	154,367	8,782,746
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,171,332	5,004,844	134,291	29,116	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	779,183	—	1,521,604	755,798	(2,083)	116,464	6,599,683
					$486,549	$1,148,042	$58,831,459

Annual Report - December 31, 2015

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Bond Index Fund Initial Class	—	$2,298,597	$ 334,202	$201,675	$ (2,692)	$ 9,283	$ —
Great-West Bond Index Fund Institutional Class	264,579	—	570,965	389,827	(9,836)	47,579	2,569,057
Great-West International Index Fund Initial Class	—	6,103,844	352,668	398,715	48,181	—	—
Great-West International Index Fund Institutional Class	727,979	—	1,158,098	398,790	120,149	87,756	6,406,215
Great-West Life & Annuity Contract	13,350	—	13,801	504	—	53	13,350
Great-West S&P 500® Index Fund Initial Class	—	8,294,777	704,353	185,712	94,881	—	—
Great-West S&P 500® Index Fund Institutional Class	926,318	—	1,153,753	522,730	264,490	216,569	8,661,072
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	3,568,840	278,195	138,541	59,117	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	433,704	—	799,285	185,969	111,784	64,376	3,708,167
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,953,958	264,431	121,360	66,104	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	353,607	—	772,639	263,415	102,416	52,015	2,995,056
					$854,594	$477,631	$24,352,917
Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Bond Index Fund Initial Class	—	$ 710,364	$ 440,898	$ 26,194	$ 894	$ 3,087	$ —
Great-West Bond Index Fund Institutional Class	124,432	—	300,925	185,100	910	22,594	1,208,235
Great-West International Index Fund Initial Class	—	2,113,367	1,162,247	115,759	8,808	—	—
Great-West International Index Fund Institutional Class	395,792	—	859,204	320,340	(8,674)	47,786	3,482,969
Great-West S&P 500® Index Fund Initial Class	—	2,714,764	1,583,324	35,166	11,756	—	—
Great-West S&P 500® Index Fund Institutional Class	478,553	—	808,355	281,833	56,376	110,501	4,474,473
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	1,164,678	659,689	25,746	6,454	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	224,148	—	501,969	108,504	10,703	32,890	1,916,470
Great-West S&P Small Cap 600® Index Fund Initial Class	—	1,026,778	589,741	27,076	4,847	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	195,419	—	489,251	156,799	(1,627)	28,324	1,655,195
					$90,447	$245,182	$12,737,342

Annual Report - December 31, 2015

Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Bond Index Fund Initial Class	—	$ 295,423	$ 64,980	$21,335	$ (142)	$ 1,252	$ —
Great-West Bond Index Fund Institutional Class	39,366	—	113,045	61,376	174	7,058	382,245
Great-West International Index Fund Initial Class	—	934,556	147,660	65,740	21,797	—	—
Great-West International Index Fund Institutional Class	135,117	—	336,157	70,886	15,875	16,318	1,189,031
Great-West S&P 500® Index Fund Initial Class	—	1,138,408	219,076	43,474	22,652	—	—
Great-West S&P 500® Index Fund Institutional Class	155,755	—	326,126	57,494	29,427	35,375	1,456,304
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	488,433	84,242	20,987	10,194	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	72,988	—	194,233	24,405	10,147	10,525	624,047
Great-West S&P Small Cap 600® Index Fund Initial Class	—	458,447	84,548	23,161	8,267	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	68,009	—	198,791	37,497	10,608	9,683	576,033
					$128,999	$80,211	$4,227,660
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding tax-free exchanges) were as follows:
	Purchases	Sales
Great-West SecureFoundation® Lifetime 2015 Fund	$19,570,849	$17,616,938
Great-West SecureFoundation® Lifetime 2020 Fund	53,362,216	9,604,585
Great-West SecureFoundation® Lifetime 2025 Fund	18,927,566	15,817,665
Great-West SecureFoundation® Lifetime 2030 Fund	72,304,832	10,748,124
Great-West SecureFoundation® Lifetime 2035 Fund	16,211,401	10,985,318
Great-West SecureFoundation® Lifetime 2040 Fund	57,095,335	6,665,028
Great-West SecureFoundation® Lifetime 2045 Fund	7,538,615	4,029,277
Great-West SecureFoundation® Lifetime 2050 Fund	8,414,979	1,552,329
Great-West SecureFoundation® Lifetime 2055 Fund	2,054,097	639,466
4.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West SecureFoundation® Lifetime 2015 Fund, Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund, Great-West SecureFoundation® Lifetime 2030 Fund, Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050, and Great-West SecureFoundation® Lifetime 2055 Fund (each a “Fund”, collectively the “Funds”), of Great-West Funds, Inc., including the schedules of investments, as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agent and mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the Funds as of December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Counties
Great-West Securefoundation® Lifetime 2015 Fund	$23,797	$210,693
Great-West Securefoundation® Lifetime 2020 Fund	20,907	185,099
Great-West Securefoundation® Lifetime 2025 Fund	22,165	196,237
Great-West Securefoundation® Lifetime 2030 Fund	33,698	298,351
Great-West Securefoundation® Lifetime 2035 Fund	29,610	262,160
Great-West Securefoundation® Lifetime 2040 Fund	32,796	290,364
Great-West Securefoundation® Lifetime 2045 Fund	14,579	129,081
Great-West Securefoundation® Lifetime 2050 Fund	7,927	70,180
Great-West Securefoundation® Lifetime 2055 Fund	2,706	23,959
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Securefoundation® Lifetime 2015 Fund	49%
Great-West Securefoundation® Lifetime 2020 Fund	50
Great-West Securefoundation® Lifetime 2025 Fund	50
Great-West Securefoundation® Lifetime 2030 Fund	60
Great-West Securefoundation® Lifetime 2035 Fund	69
Great-West Securefoundation® Lifetime 2040 Fund	73
Great-West Securefoundation® Lifetime 2045 Fund	76
Great-West Securefoundation® Lifetime 2050 Fund	69
Great-West Securefoundation® Lifetime 2055 Fund	69

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016